Transactions and Balances with Interested and Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions and Balances with Interested and Related Parties [Abstract]
Commission paid to former controlling shareholder		$ 429
Subcontracted work and consulting	666	588
Share-Based payments to service provider	112
Total	$ 778	$ 1,017